Consolidated Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and operational costs	$ 914,406	$ 411,972	$ 1,697,700	$ 914,884	$ 1,343,799	$ 1,022,676
Loss from operations	(914,406)	(411,972)	(1,697,700)	(914,884)	(1,343,799)	(1,022,676)
Other income (expense):
Transaction costs allocated from initial public offering						(481,824)
Change in fair value of warrant liabilities	(145,833)	237,941	(437,500)	6,412,286	7,138,542	6,756,458
Change in fair value of convertible notes		477,730		681,130	811,150
Interest income – bank	2,489		6,981
Interest earned on investments held in Trust Account	210,282	1,440,695	2,981,638	1,578,062	4,000,465	17,003
Total other income (expense), net	66,938	2,156,366	2,551,119	8,671,478	11,950,157	6,291,637
(Loss) income before provision for income taxes	(847,468)	1,744,394	853,419	7,756,594	10,606,358	5,268,961
Provision for income taxes	(34,182)	(261,453)	(596,110)	(261,453)	(759,647)
Net (loss) income	$ (881,650)	$ 1,482,941	$ 257,309	$ 7,495,141	$ 9,846,711	$ 5,268,961
Class A Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)					28,750,000	22,191,781
Basic net (loss) income per share (in Dollars per share)					$ 0.27	$ 0.18
Diluted weighted average shares outstanding (in Shares)					28,750,000	22,191,781
Diluted net income per share (in Dollars per share)					$ 0.27	$ 0.18
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)					7,187,500	6,866,438
Basic net (loss) income per share (in Dollars per share)	$ (0.09)	$ 0.04	$ 0.02	$ 0.21	$ 0.27	$ 0.18
Diluted weighted average shares outstanding (in Shares)	140,000	7,187,500	1,975,557	7,187,500	7,187,500	7,187,500
Diluted net income per share (in Dollars per share)	$ (0.09)	$ 0.04	$ 0.02	$ 0.21	$ 0.27	$ 0.18
Class A Common Stock Redeemable Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	2,100,481	28,750,000	2,100,481	28,750,000
Basic net (loss) income per share (in Dollars per share)	$ (0.09)	$ 0.04	$ 0.02	$ 0.21
Diluted weighted average shares outstanding (in Shares)	2,100,481	28,750,000	2,100,481	28,750,000
Diluted net income per share (in Dollars per share)	$ (0.09)	$ 0.04	$ 0.02	$ 0.21
Class A Common Stock Non-Redeemable Shares
Other income (expense):
Basic weighted average shares outstanding (in Shares)	7,047,500	28,750,000	6,303,233	28,750,000
Basic net (loss) income per share (in Dollars per share)	$ (0.09)	$ 0.04	$ 0.02	$ 0.21
Diluted weighted average shares outstanding (in Shares)	7,047,500	28,750,000	6,303,233	28,750,000
Diluted net income per share (in Dollars per share)	$ (0.09)	$ 0.04	$ 0.02	$ 0.21